Consolidated Balance Sheets - USD ($)		Aug. 31, 2025	Aug. 31, 2024
Current assets
Cash and cash equivalents		$ 3,369,647	$ 2,935,971
Accounts receivable, net		31,731	35,395
Prepaid expenses, rental deposit and other receivables		401,490	125,531
Short-term investment		316,689
Inventories, net		35,179	38,135
Total current assets		4,154,736	3,135,032
Non-current assets
Property and equipment, net		2,080,011	1,858,613
Right-of-use assets – operating lease, net		1,024,769	1,226,033
Deferred tax asset		296,275	232,762
Long-term rental and utility deposits and other deposits		462,864	520,045
Total non-current assets		3,863,919	3,837,453
TOTAL ASSETS		8,018,655	6,972,485
Current liabilities
Bank borrowings		3,159,319	3,477,875
Accounts payable		272,173	266,661
Accrued expenses and other payables		672,456	589,383
Tax payable		18,375	503
Amounts due to directors		38,095	357,584
Operating lease liabilities – current		831,297	840,678
Total current liabilities		4,992,227	5,532,684
Non-current liabilities
Deferred tax liabilities		255,892	228,688
Operating lease liabilities – non-current		564,039	609,141
Total non-current liabilities		819,931	837,829
TOTAL LIABILITIES		5,812,158	6,370,513
Commitments and contingencies (Note 25)
Stockholders’ equity
Additional paid-in capital		4,011,020
Accumulated deficit		(2,574,523)	(145,090)
Accumulated other comprehensive income (loss)		19,999	(2,939)
Total stockholders’ equity		2,206,497	601,972
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		8,018,655	6,972,485
Class A Ordinary Shares
Stockholders’ equity
Ordinary shares value	[1]	750,000	750,000
Class B Ordinary Shares
Stockholders’ equity
Ordinary shares value	[1]	1	1
Related Party
Current liabilities
Amount due to a related party		$ 512

[1]	Retroactively restated for effect of share recapitalization (Note 1)